Stock-Based Compensation	12 Months Ended
Dec. 31, 2012
Stock-Based Compensation [Abstract]
Stock-Based Compensation

G. Stock-Based Compensation

We have two incentive plans that authorized an aggregate of 5,500,000 shares of common stock for awards to employees, directors and consultants. These equity incentive plans authorize the issuance of equity-based compensation in the form of stock options, stock appreciation rights, restricted stock, restricted stock units, performance shares and units, and other stock-based awards to qualified employees, directors and consultants. As of December 31, 2012, a total of 9,819 shares of common stock have been issued under our equity incentive plans.

As of December 31, 2012, a total of 1,362,258 shares were available for issuance under our equity compensation plans and stock-based awards to purchase 4,128,998 shares of common stock were outstanding (including 70,814 of restricted stock units and certain assumed options from 2007 covering 1,075 shares). We recognized $481,000, $552,000 and $1,466,000 of stock-based compensation expense in 2012, 2011 and 2010, respectively.

Stock Options

The weighted average fair value of options granted in 2012, 2011 and 2010 was $1.21, $2.30 and $2.22 per share, respectively. The total fair value of options vested during 2012, 2011 and 2010 was $420,000, $570,000 and $1,835,000, respectively. At December 31, 2012, total unrecognized estimated compensation cost related to unvested stock options was approximately $491,000, which is expected to be recognized by the end of 2016 using the straight-line method. The weighted average contractual life of unvested options at December 31, 2012 was 8.12 years. There is no aggregate intrinsic value of fully vested option shares and option shares expected to vest as of December 31, 2012 since the market value was less than the exercise price of the options at the end of the year.

A summary of our stock option activity and related information is as follows:

	Number of Options	Weighted Average Exercise Price
Outstanding January 1, 2010	4,001,149	$4.94
Granted	390,437	2.96
Exercised	—	—
Forfeited / Terminated / Expired	(83,573)	6.39

Outstanding December 31, 2010	4,308,013	4.73
Granted	213,588	2.61
Exercised	—	—
Forfeited / Expired	(22,000)	3.46

Outstanding December 31, 2011	4,499,601	4.63
Granted	290,150	1.44
Exercised	—	—
Forfeited / Expired	(731,567)	4.92

Outstanding December 31, 2012	4,058,184	$4.36

Vested during 2012	227,975	$2.38
Vested and exercisable at December 31, 2012	3,761,922	$4.54

	December 31, 2012
	Options Outstanding			Options Vested and Exercisable
Exercise Price	Number of Options	Weighted Average Remaining Contractual Life	Weighted Average Exercise Price	Number of Options	Weighted Average Remaining Contractual Life	Weighted Average Exercise Price
$1.23 – 2.96	838,609	6.21	$2.18	568,034	5.08	$2.33
$3.10 – 5.00	3,098,500	4.37	$4.88	3,072,813	4.38	$4.89
$5.28 – 7.80	120,000	7.09	$5.28	120,000	7.09	$5.28
$90.66	1,075	0.38	$90.66	1,075	0.38	$90.66

	4,058,184			3,761,922

Restricted Stock Units

A summary of our restricted stock unit activity and related information is as follows:

	Number of Restricted Stock Units	Weighted Average Fair Value
Outstanding December 31, 2010	—	$—
Granted	39,300	2.69
Vested/Issued	—	—
Forfeited/Expired	—	—

Outstanding December 31, 2011	39,300	$2.69
Granted	56,716	1.43
Vested/Issued	(9,819)	2.69
Forfeited/Expired	(15,383)	1.88

Outstanding December 31, 2012	70,814	$1.86

Vested/Issued during 2012	9,819	$2.69
Vested/Issued cumulative at December 31, 2012	9,819	$2.69

The weighted average fair value of restricted stock units granted in 2012 was $1.43 per share. Restricted stock units that vested during 2012 were 9,819 and none vested in 2011. At December 31, 2012, total unrecognized estimated compensation cost related to unvested restricted stock units was approximately $109,000, which is expected to be recognized by the end of 2016 using the straight-line method.